RIGHT-OF-USE ASSETS	6 Months Ended
Jun. 30, 2026
Right-of-use Assets
RIGHT-OF-USE ASSETS

10. RIGHT-OF-USE ASSETS

The Company leases office under non-cancelable operating lease agreements, with an option to renew the leases. Per the new lease standard ASC 842-10-55, these leases are treated as operating leases. Management determined the loan interest rate of 3.50% is the weighted average discount rate for the lease that began in 2025. The rental expense for the six months ended June 30, 2026 and 2025 was $10,460 and $15,315, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals.

Rights-of-use assets, net consisted of the following:

	June 30,	December 31,
	2026	2025
Leased properties under operating lease, cost	$75,581	53,796
Less: accumulated amortization	(23,084)	(12,561)
Right-of-use assets, net	$52,497	41,235

The Company does not have any variable lease costs. Cash payment made under the lease agreements is $10,906 and $20,466 for the six months ended June 30, 2026 and 2025, respectively. The weighted-average remaining lease term is 2.11 and 2.25 years as of June 30, 2026 and December 31, 2025. Interest expense was $760 and $1,442 for the six months ended June 30,2026 and 2025 respectively.

The following table presents maturity of lease liabilities as of June 30, 2026:

2026	$26,529
2027	22,107
2028 and After	5,895

Total Lease Payments	$54,531
Less: imputed interest	$(2,034)
Present value of lease liabilities	$52,497
Lease liabilities - Current	$25,140
Lease liabilities – Non current	27,357

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expense was $10,024 and $14,730 for the six months ended June 30, 2026 and 2025, respectively.

The following table presents maturity of lease liabilities as of December 31, 2025:

2026	$18,876
2027	18,876
2028	5,147
Total Lease Payments	$42,899
Less: imputed interest	$(1,664)
Present value of lease liabilities	$41,235
Lease liabilities - Current	$17,758
Lease liabilities – Non current	23,477

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expenses was $12,221 and $100,690 for the years ended December 31, 2025 and 2024, respectively.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

10. RIGHT-OF-USE ASSETS (CONTINUED)

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending	Amortization expense
2026	25,140
2027	21,554
2028 and After	5,803

Total	$52,497

On January 1, 2025, Xiamen Xinbaihui Digital Technology Co., LTD (“Xiamen Xinbaihui”) entered a lease with Xiamen Chunshang to lease our executive offices to us for a lease term from January 1, 2025 to December 31, 2027, at a monthly net rent of RMB5,000.00 (approximately, $689).

On July 1, 2025, Xiamen Zhongda Information Technology Co., Ltd. (“Xiamen Zhongda”) entered a lease with Xiamen Chunshang to lease the warehouse to the Company for a lease term from July 1, 2025 to February 29, 2028, at a monthly net rent of RMB6,000 (approximately, $835) from July 1, 2025 to June 30, 2028.

On May 1, 2026, Guangzhou Shengxilun Technology Co., Ltd (“Guangzhou Shengxilun”) entered a lease with Xiamen Chunshang to lease the office to the Company for a lease term from May 1, 2026 to April 30, 2029, at a monthly net rent of RMB4,000 (approximately, $583) from July 1, 2025 to June 30, 2028.